Consolidated Statements of Financial Positions - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents		$ 11,046	$ 17,376
Restricted deposits	[1]	0	184
Short-term bank deposits		0	4,024
Trade receivables		1,779	2,767
Inventories		1,200	1,380
Other receivables		927	462
Total current assets		14,952	26,193
LONG-TERM ASSETS:
Other receivables		469	0
Property, plant and equipment, net		2,478	2,630
Right-of-use assets, net		1,548	1,884
Intangible assets, net		297	363
Total non-current assets		4,792	4,877
Total assets		19,744	31,070
Current liabilities [abstract]
Current maturities of long-term liabilities		2,408	2,417
Trade payables and accrued expenses		4,693	2,992
Other current payables		3,620	2,857
Total current liabilities		10,721	8,266
Non-current liabilities [abstract]
Deferred revenues		119	1,234
Liabilities in respect of IIA grants		7,885	7,267
Liabilities in respect of purchase of shares		3,922	4,998
Non-current lease liabilities		1,391	1,741
Severance pay liability, net		288	292
Total non-current liabilities		13,605	15,532
Total liabilities		24,326	23,798
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized: 50,000,000 shares as of December 31, 2021 and December 31, 2020; Issued and Outstanding 27,272,818 shares as of December 31, 2021 and 27,236,752 shares as of December 31, 2020		75	75
Share premium		143,869	142,193
Foreign currency translation reserve		(19)	(40)
Accumulated deficit		(148,507)	(134,956)
Total equity (deficit)		(4,582)	7,272
Total liabilities and equity		$ 19,744	$ 31,070

[1]	Restricted bank deposits which are primarily used as security for the Company’s office leases.